Balance Sheet Components - Long Lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 18,578		$ 17,514	$ 9,852
Less: accumulated depreciation	(10,171)		(9,088)	(5,802)
Total property and equipment, net	8,407		8,426	4,050
Depreciation	1,400	$ 800	4,200	2,300
Finance lease right-of-use assets	2,966		2,966	2,966
Less: accumulated amortization	(1,298)		(1,205)	(834)
Total finance lease right-of-use assets, net	1,668		$ 1,761	2,132
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]			Property, equipment, net
Amortization	100	$ 100	$ 400	400
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	2,129		1,998	1,218
Lab equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	14,843		13,940	7,607
Motor vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	31		31	31
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	315		315	265
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	1,230		1,230	704
Assets under construction
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 30		$ 0	$ 27